INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET

10. INTANGIBLE ASSETS, NET

Intangible assets and the related accumulated amortization and impairment loss are summarized as follows:

	As of December 31, 2013,
	Cost or fair value at acquisition	Accumulated amortization	Impairment	Net value
	RMB	RMB	RMB	RMB
Computer software	5,152	(2,029)	(2,613)	510
Mobile games and platforms	66,203	(47,852)	—	18,351
Acquired customer relationships	43,234	(16,763)	—	26,471
Mobile game licenses	45,998	(4,868)	—	41,130
Mobile game product development costs	2,679	(2,250)	—	429

Total	163,266	(73,762)	(2,613)	86,891

	As of December 31, 2014,
	Cost or fair value at acquisition	Accumulated amortization	Impairment	Net value	Net value
	RMB	RMB	RMB	RMB	US$
Computer software	2,793	(2,186)	—	607	98
Mobile games and platforms	87,337	(60,801)	—	26,536	4,277
Acquired customer relationships	43,234	(26,058)	—	17,176	2,768
Mobile game licenses	202,728	(39,606)	—	163,122	26,290
Mobile game product development costs	6,888	(3,467)	—	3,421	551
Domain name	2,830	(1,132)	—	1,698	274

Total	345,810	(133,250)	—	212,560	34,258

During the year ended December 31, 2012, the Company recognized a full impairment charge of RMB10,910 on the acquired customer relationships of the OWX Group attributable to the handset design business, as the intangible asset was no longer expected to generate any further economic benefits for the Group.

During the year ended December 31, 2013, the Company recognized a full impairment charge of RMB2,613 on the feature phone middleware platform of the 3GUU Group due to changes in business strategy by management in light of the downward trend in the feature phone market. The intangible asset was no longer expected to generate any further economic benefits for the Group. No impairment charge was recognized for the year ended December 31, 2014.

Amortization expenses, which were recorded in cost of revenues, for the years ended December 31, 2012, 2013 and 2014 were RMB23,583, RMB22,707 and RMB59,488 (US$9,588), respectively.

The estimated annual amortization expenses for each of the five succeeding fiscal years are as follows:

	RMB	US$
2015	75,434	12,157
2016	53,910	8,689
2017	33,370	5,378
2018	25,761	4,152
2019	21,405	3,450
Thereafter	2,680	432

Total	212,560	34,258